OPTIONS AND NONVESTED SHARES - Summary of stock options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPTIONS AND NONVESTED SHARES
Number of Options, Outstanding at beginning	107,304	229,249	314,491
Number of Options, Granted	0	0	0
Number of Options, Exercised	(49,900)	(121,945)	(85,242)
Number of Options, Forfeited and expired	0	0	0
Number of Options, Outstanding at ending	57,404	107,304	229,249	314,491
Number of Options, Vested	57,404
Number of Options, Exercisable	57,404
Weighted Average Exercise Price, Outstanding at beginning	$ 11.13	$ 10.37	$ 10.32
Weighted Average Exercise Price, Granted	0	0	0
Weighted Average Exercise Price, Exercised	12.26	9.71	10.18
Weighted Average Exercise Price, Forfeited and expired	0	0	0
Weighted Average Exercise Price, Outstanding	10.14	$ 11.13	$ 10.37	$ 10.32
Weighted Average Exercise Price, Vested	10.14
Weighted Average Exercise Price, Exercisable	$ 10.14
Weighted Average Remaining Contractual Term in Years, Outstanding	1 year 11 months 4 days	2 years 3 months 10 days	2 years 7 months 9 days	3 years 10 months 2 days
Weighted Average Remaining Contractual Term in Years, Vested	1 year 11 months 4 days
Weighted Average Remaining Contractual Term in Years, Exercisable	1 year 11 months 4 days
Aggregate Intrinsic Value, Outstanding at beginning	$ 7,570,681	$ 15,168,276	$ 30,568,083
Aggregate Intrinsic Value, Exercised	(3,910,884)	(9,137,231)	(7,868,258)
Aggregate Intrinsic Value, Outstanding	4,106,623	$ 7,570,681	$ 15,168,276	$ 30,568,083
Aggregate Intrinsic Value, Vested	4,106,623
Aggregate Intrinsic Value, Exercisable	$ 4,106,623